EMPLOYEE DEFINED CONTRIBUTION PLAN - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Defined Benefit Plan Disclosure [Line Items]
Total amounts incurred for employee defined contribution plan	$ 60.65	381.74	218.88	141.84